SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies Details Abstract
Sales/access fees	$ 18,760	$ 46,249	$ 122,460	$ 113,500
Distribution rights income	59,824	101,344	202,522	378,864
Net sales	$ 78,584	$ 147,593	$ 324,982	$ 492,364	$ 657,271	$ 701,772